INCOME STATEMENT DETAILS (Schedule of Cost of Revenues) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Transmission, communication and content providers	₪ 800	₪ 786	₪ 746
Cost of equipment and accessories	550	510	500
Depreciation and amortization	565	546	603
Wages, employee benefits expenses and car maintenance	292	282	312
Costs of handling, replacing or repairing equipment	61	66	71
Operating lease, rent and overhead expenses	75	75	73
Network and cable maintenance	88	97	99
Internet infrastructure and service providers	136	157	173
IT support and other operating expenses	58	56	57
Amortization of deferred expenses - rights of use	31	31	28
Other	76	58	45
Total cost of revenues	₪ 2,732	₪ 2,664	₪ 2,707